Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Non Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Real estate owned	$ 281	$ 144
Non-Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	1,161	1,826
Real estate owned	281	144
Loans held-for-sale, at lower of cost or market		4,083
Total (Losses) Gains Or Changes in Net Assets, Impaired loans	(64)	(1,452)
Total (Losses) Gains Or Changes in Net Assets, Real estate owned	(56)	(835)
Total (Losses) Gains Or Changes in Net Assets, Loans held-for-sale		(4,852)
Non-Recurring [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held-for-sale, at lower of cost or market		4,083
Non-Recurring [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	1,161	1,826
Real estate owned	$ 281	$ 144